Schedule of lease cost (Details)	6 Months Ended			12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
Operating lease expense	$ 63,571	$ 82,720	$ 70,281	$ 109,285	$ 142,670	$ 136,781